Warrants - Schedule of Binominal Pricing Model (Details)	Sep. 30, 2024	Dec. 31, 2023
Share price [Member] | Common Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	3.32
Share price [Member] | Warrants – Class A [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	3.32
Share price [Member] | SPAC Private Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	3.32	0.49
Risk-free interest rate [Member] | Common Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	3.56
Risk-free interest rate [Member] | Warrants – Class A [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	3.56
Risk-free interest rate [Member] | SPAC Private Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	3.56	4.04
Volatility [Member] | Common Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	51.68
Volatility [Member] | Warrants – Class A [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	51.72
Volatility [Member] | SPAC Private Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	50.8	48.66
Exercise price [Member] | Common Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	5.67
Exercise price [Member] | Warrants – Class A [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	2
Exercise price [Member] | SPAC Private Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	23	23
Warrant remaining life [Member] | Common Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	4.74
Warrant remaining life [Member] | Warrants – Class A [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	5.09
Warrant remaining life [Member] | SPAC Private Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	1.88	2.63